Significant Accounting Judgments, Estimates and Assumptions Used in Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2019
Disclosure of accounting judgements and estimates [text block] [Abstract]
Disclosure of accounting judgements and estimates [text block]
NOTE 3:	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN PREPARATION OF THE FINANCIAL STATEMENTS

Estimates and assumptions:

The preparation of the Group’s financial statements requires management to make estimates and assumptions that have an effect on application of the accounting policies and on the reported amounts of assets, liabilities and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

●	Determining the fair value of share-based transactions

The fair value of share-based transactions is determined upon initial recognition using acceptable option pricing models. The model is based on per-share price data and the exercise price and assumptions regarding expected volatility, expected life, expected dividend and risk-free interest rate.